STAFF COSTS	6 Months Ended
Jun. 30, 2024
STAFF COSTS
Staff costs	NOTE 2 - STAFF COSTS
Staff costs included in operating expenses relate to the 109 seafarers employed under Danish contracts
(30 June 2023: 99, 31 December 2023: 105).
The average number of employees is calculated as a full-time equivalent (FTE).

USDm	Q2 2024	Q2 2023	Q1-Q2 2024	Q1-Q2 2023	FY 2023

Included in operating expenses	2.6	2.1	4.9	4.2	8.6
Included in administrative expenses	18.8	18.7	40.4	32.7	69.3
Total staff costs	21.4	20.8	45.3	36.9	77.9
As at 30 June 2024 TORM has a pool of 3,291 (30 June 2023:3,186, 31 December 2023:3,271)
seafarers.
The majority of seafarers on vessels are on short-term contracts. The average number of seafarers on board vessels on short-term contracts for the first six months of 2024 were on average 1,668 (30 June
2023: 1,624, 31 December 2023:1,625).
Total seafarers costs for the first six months of 2024 were USD 68.6m (30 June 2023:USD 62.9m, 31
December 2023:USD 127.1m) which are included in "Operating expenses" of which USD 63.7m (30 June
2023:USD 58.8m, 31 December 2023:USD 118.5m) pertains to cost for seafarers on board vessels on short-term contracts and USD 4.9m (30 June 2023:USD 4.2m, 31 December 2023:USD 8.6m) pertains to cost for seafarers employed under the Danish contract as indicated in the staff costs table above.
Total compensation to the Board of Directors and the CEO expensed during the period amounts to USD
2.3m (30 June 2023: USD 1.7m, 31 December 2023: USD 3.3m) excluding share-based compensation.
As announced on 07 March 2024, the Board of Directors agreed to grant a total of 1,214,986 (2023:
1,248,153) RSUs to certain employees. The vesting period of the program is three years. The exercise price is set at DKK 258.4 (2023: DKK 220.6). The exercise price is adjusted in the future by dividend payments. The exercise period is 360 days from each vesting date. The fair value of the RSUs granted was determined using the Black-Scholes model and amounts to USD 8.1m (30 June 2023: 10.8m). The average remaining contractual life for the restricted shares as of 30 June 2024  is 1.5  years ( 30 June
2023: 1.5 years, 31 December 2023: 1.5 years ).
In addition to the RSUs granted to certain employees, the CEO was granted 255,200 restricted stock options on similar terms as outlined above. The fair value of the CEO's options was determined using the
Black-Scholes model and amounts to USD 1.9m.